SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands								1 Months Ended	3 Months Ended		6 Months Ended
	Aug. 03, 2026	Jul. 27, 2026	Jul. 24, 2026	Jul. 16, 2026	Jun. 22, 2026	Apr. 23, 2026	Mar. 30, 2026	Aug. 15, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Preferred shares, issued (in shares)									26,411.5		26,411.5	0	856
Proceeds received related to equity line of credit (ELOC)											$ 1,571
Ferrox Critical Minerals ("Ferrox")
Subsequent Event [Line Items]
Principal amount of notes receivable provided					$ 2,500	$ 2,300			$ 6,500		6,500
Accrued interest (in %)					5.00%	5.00%
Common stock
Subsequent Event [Line Items]
Issuance of common stock, net of issuance costs (in shares)									82,600	227,307
Private placement
Subsequent Event [Line Items]
Preferred shares, issued (in shares)					5,000		11,411.5
Net proceeds from issuance of equity					$ 4,000		$ 4,600				$ 8,630
Equity line of credit
Subsequent Event [Line Items]
Preferred shares, issued (in shares)							10,000
Issuance of common stock, net of issuance costs (in shares)											82,600
Proceeds received related to equity line of credit (ELOC)											$ 1,600
Subsequent events | Ferrox Critical Minerals ("Ferrox")
Subsequent Event [Line Items]
Aggregate purchase price	$ 125,000
Lock up percentage	5.00%
Lock up period	120 days
Termination Payment	$ 3,000
Subsequent events | Ferrox Critical Minerals ("Ferrox")
Subsequent Event [Line Items]
Principal amount of notes receivable provided		$ 4,500
Accrued interest (in %)		5.00%
Origination fees received on notes receivable		$ 400
Subsequent events | Private placement
Subsequent Event [Line Items]
Preferred shares, issued (in shares)			2,500	1,250
Net proceeds from issuance of equity			$ 2,000	$ 1,000
Subsequent events | Private placement | Warrants, 2026
Subsequent Event [Line Items]
Issued			107,541	53,769
Subsequent events | Equity line of credit
Subsequent Event [Line Items]
Issuance of common stock, net of issuance costs (in shares)								51,622
Proceeds received related to equity line of credit (ELOC)								$ 400